Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value of Financial Instruments
Carrying amount and estimated fair value of the Company's financial instruments
(Dollars in thousands)
		Fair Value Measurements at December 31, 2022
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$71,596	71,596	-	-	71,596
Investment securities available for sale	445,394	-	445,394	-	445,394
Other investments	2,656	-	-	2,656	2,656
Mortgage loans held for sale	211	-	-	211	211
Loans, net	1,022,114	-	-	998,587	998,587
Mutual funds held in deferred compensation trust	1,327	-	1,327	-	1,327

Liabilities:
Deposits	$1,435,215	-	-	1,434,871	1,434,871
Securities sold under agreements to repurchase	47,688	-	47,688	-	47,688
Junior subordinated debentures	15,464	-	15,464	-	15,464

(Dollars in thousands)
		Fair Value Measurements at December 31, 2021
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$277,499	277,499	-	-	277,499
Investment securities available for sale	406,549	-	406,549	-	406,549
Other investments	3,668	-	-	3,668	3,668
Mortgage loans held for sale	3,637	-	-	3,637	3,637
Loans, net	875,514	-	-	855,814	855,814
Mutual funds held in deferred compensation trust	1,510	-	1,510	-	1,510

Liabilities:
Deposits	$1,412,748	-	-	1,401,833	1,401,833
Securities sold under agreements to repurchase	37,094	-	37,094	-	37,094
Junior subordinated debentures	15,464	-	15,464	-	15,464

summary of present the balance of mutual funds
(Dollars in thousands)
	December 31, 2022
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mutual funds held in deferred compensation trust	$1,327	-	1,327	-
(Dollars in thousands)
	December 31, 2021
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mutual funds held in deferred compensation trust	$1,510	-	1,510	-